DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details Parenthetical)	Dec. 31, 2025	Dec. 31, 2024	Sep. 24, 2024	Dec. 31, 2023
DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Abstract]
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items	30.00%	30.00%	40.00%	40.00%